UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 02/09/10
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 100

Form 13F Information Table Value Total: $238,940 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                            Title          CUSIP       Values    Shares   Investment   Other       Voting Authority
                                         Of Class                                       Discretion   Mgrs      Sole   Shared   None

Telvent GIT SA                              SHS        E90215109      2,366    60,694                         60,694
Nabors Industries Ltd                       SHS        G6359F103      1,776    81,118                         81,118
ACE Ltd                                     SHS        H0023R105      4,256    84,439                         84,439
Allegiant Travel Co                         COM        01748X102      2,431    51,529                         51,529
American Express Co                         COM        025816109      3,277    80,876                         80,876
Apple Inc                                   COM        037833100      8,230    39,055                         39,055
Baidu Inc.                             SPON ADR REP A  056752108      3,301     8,026                          8,026
Bank of America Corporation                 COM        060505104      1,558   103,453                        103,453
Barclays BK PLC                       DJUBS CMDT ETN36 06738C778      1,195    28,267                         28,267
Barrick Gold Corp                           COM        067901108      1,367    34,719                         34,719
Beacon Power Corp                           COM        073677106          5    10,000                         10,000
Becton Dickinson & Co                       COM        075887109      3,834    48,617                         48,617
Berkshire Hathaway Inc                      CL B       084670207      3,171       965                            965
Bldrs Index Fds Tr                     EMER MK 50 ADR  09348R300      3,407    77,211                         77,211
C H Robinson Worldwide                    COM NEW      12541W209      4,260    72,542                         72,542
Cenovus Energy Inc                          COM        15135U109      1,463    58,038                         58,038
Chesapeake Energy Corp                      COM        165167107      2,519    97,329                         97,329
Cisco Sys Inc                               COM        17275R102      3,578   149,473                        149,473
Citigroup Inc                               COM        172967101         35    10,700                         10,700
Cninsure Inc                           SPONSORED ADR   18976M103      1,762    87,744                         87,744
Concord Med Svcs Hldgs                 SPONSORED ADR   206277105      1,689   195,475                        195,475
Cymer Inc                                   COM        232572107      1,542    40,179                         40,179
Diamond Offshore Drilling In                COM        25271C102      4,327    43,963                         43,963
Dolby Laboratories Inc                      COM        25659T107      1,849    38,748                         38,748
Dragonwave Inc                              COM        26144M103      4,904   427,963                        427,963
Eaton Vance Flting Rate                     COM        278279104      3,641   257,123                        257,123
Ebay Inc                                    COM        278642103      1,846    78,470                         78,470
Encana Corp                                 COM        292505104      1,880    58,038                         58,038
Entergy Corp NEW                            COM        29364G103      3,243    39,630                         39,630
Expeditors Intl Wash Inc                    COM        302130109        913    26,268                         26,268
Exxon Mobil Corp                            COM        30231G102      2,807    41,169                         41,169
FLIR Sys Inc                                COM        302445101      3,972   121,364                        121,364
First Solar Inc                             COM        336433107        445     3,286                          3,286
Ford Mtr Co Del                        COM PAR $0.01   345370860        110    11,000                         11,000
Gafisa S A                               SPONS ADR     362607301      2,809    86,795                         86,795
General Electric Co                         COM        369604103        485    32,065                         32,065
Gilead Sciences Inc                         COM        375558103      1,627    37,601                         37,601
Goldcorp Inc New                            COM        380956409      3,395    86,295                         86,295
Goldman Sachs Group Inc                     COM        38141G104      2,236    13,241                         13,241
Google Inc                                  CL A       38259P508      2,231     3,599                          3,599
Graftech Intl Ltd                           COM        384313102      3,448   221,735                        221,735
Green Mtn Coffee Roasters In                COM        393122106      4,897    60,114                         60,114
GreenHill & Co Inc                          COM        395259104        989    12,326                         12,326
HDFC Bank Ltd                          ADR REPS 3 SHS  40415F101      1,413    10,865                         10,865
ICICI Bk Ltd                                ADR        45104G104      1,230    32,619                         32,619
Imperial Oil Ltd                          COM NEW      453038408      2,113    54,643                         54,643
IShares Tr Index                      BARCLYS TIPS BD  464287176      2,861    27,532                         27,532
IShares Tr Index                       S&P 500 INDEX   464287200      7,037    62,935                         62,935
IShares Tr Index                       BARCLY USAGG B  464287226      5,573    54,004                         54,004
IShares Tr Index                       MSCI EMERG MKT  464287234      3,443    82,964                         82,964
IShares Tr Index                       IBOXX INV CPBD  464287242      1,336    12,830                         12,830
IShares Tr Index                       MSCI EAFE IDX   464287465      4,434    80,212                         80,212
IShares Tr Index                       S&P GLB100INDX  464287572        360     5,974                          5,974
IShares Tr Index                       S&P MC 400 GRW  464287606        316     4,067                          4,067
IShares Tr Index                       RUSL 3000 GROW  464287671        254     6,275                          6,275
IShares Tr Index                       S&P SMLCP GROW  464287887        265     4,645                          4,645
IShares Tr                             HIGH YLD CORP   464288513      3,006    34,216                         34,216
IShares Tr                            BARCLYS INTER CR 464288638      2,681    26,102                         26,102
IShares Tr                           BARCLYS 1-3 YR CR 464288646      4,781    45,986                         45,986
Johnson Ctls Inc                            COM        478366107      3,321   121,911                        121,911
KeyCorp NEW                                 COM        493267108      1,361   245,237                        245,237
Market Vectors ETF Tr                  GOLD MINER ETF  57060U100        421     9,110                          9,110
Martek Biosciences Corp                     COM        572901106      5,141   271,281                        271,281
Mindray Medical Intl Lt                   SPON ADR     602675100      1,138    33,563                         33,563
Netflix Inc                                 COM        64110L106      1,391    25,258                         25,258
New Oriental Ed & Tech                    SPON ADR     647581107        523     6,912                          6,912
Northern Tr Corp                            COM        665859104      4,187    79,898                         79,898
Oracle Corp                                 COM        68389X105        378    15,403                         15,403
PepsiCo Inc                                 COM        713448108      1,691    27,807                         27,807
Petroleo Brasileiro SA                 SP ADR NON VTG  71654V101      3,418    80,644                         80,644
Pharmaceutical Hlders Tr               DEPOSITRY RCPT  71712A206      2,868    43,450                         43,450
Pimco ETF Tr                          INTER MUN BD ST  72201R866        406     8,155                          8,155
Powershares QQQ Trust                    UNIT SER 1    73935A104        632    13,821                         13,821
Powershares ETF Trust                  DYNAMIC MKT PT  73935X104        362     9,511                          9,511
Powershares ETF Trust II               GLOB GLD&P ETF  73936Q876      2,759    72,204                         72,204
Powershares Global ETF Trust           SOVEREIGN DEBT  73936T573        292    11,444                         11,444
Procter & Gamble Co                         COM        742718109        514     8,485                          8,485
Qualcomm Inc                                COM        747525103      4,542    98,186                         98,186
Rovi Corp                                   COM        779376102      2,758    86,553                         86,553
Rydex ETF Trust                        S&P 500 EQ TRD  78355W106        440    11,131                         11,131
SPDR Gold Trust                           GOLD SHS     78463V107     18,180   169,412                        169,412
SPDR Series Trust                      DB INT GVT ETF  78464A490      1,099    19,673                         19,673
SPDR Series Trust                      DJ MID GRW ETF  78464A821        255     4,310                          4,310
Salesforce Com Inc                          COM        79466L302      1,707    23,135                         23,135
Southwestern Energy Co                      COM        845467109      2,392    49,618                         49,618
Stericycle Inc                              COM        858912108      1,232    22,340                         22,340
Teva Pharmaceutical Ind                     ADR        881624209      1,915    34,084                         34,084
Thoratec Corp                             COM NEW      885175307      1,970    73,165                         73,165
Urban Outfitters Inc                        COM        917047102      3,194    91,273                         91,273
Vanguard Tax-Managed FD                EUROPE PAC ETF  921943858        379    11,089                         11,089
Vanguard World FDS                     UTILITIES ETF   92204A876      4,550    69,800                         69,800
Vanguard Intl Equity Index F           ALLWRLD EX US   922042775      1,936    44,385                         44,385
Vanguard Intl Equity Index F            EMR MKT ETF    922042858        598    14,589                         14,589
Vanguard Index FDS                        REIT ETF     922908553      2,036    45,518                         45,518
Vanguard Index FDS                     EXTEND MKT ETF  922908652        407     9,451                          9,451
Verizon Communications                      COM        92343V104        405    12,229                         12,229
Visa Inc                                  COM CL A     92826C839      4,187    47,877                         47,877
Volcano Corporation                         COM        928645100      2,001   115,160                        115,160
WisdomTree Trust                      DEFA EQT INC ETF 97717W802        276     6,345                          6,345
Zhongpin Inc                                COM        98952K107      1,498    95,973                         95,973